Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Equity [Abstract]
Schedule of movements of share capital
	At December 31,
	2018	2017	2016
At the beginning of the period	1,500,000	20	20
Conversion (Note 1)	-	1,499,980	-
Reverse stock split (Note 1)	(1,351,883)	-	-
Initial Public Offering (Note 1)	11,905	-	-
At the end of the year	160,022	1,500,000	20

Schedule of free distributable reserves
	At December 31,
	2018	2017	2016
Conversion (Note 1)	-	(1,499,980)	-
Cash contributions	-	6,600	20,494
Refund of cash contributions	-	(28,893)	-
Contributions in shares (*)	-	-	1,506,867
Contributions by assignment (**)	-	-	49,960
	-	(1,522,273)	1,577,321

(*) This corresponds to the fair value of the contribution of the shares of AIA, measured in accordance with Luxembourg laws and regulations.

(**) This corresponds to the contribution of accounts receivable from related parties made by the Company’s shareholder.

Schedule of share premium
At December 31, 2018
Share premium	190,476
Underwriting discounts and expenses	(9,990)
Net share premium	180,486

Schedule of movements of other reserves
	2018	2017	2016
At the beginning of the year	(1,344,008)	(1,344,022)	248,677
Change in participations (*)	19,112	-	-
Distribution in cash from AIA	-	-	(36,076)
Non-cash distribution from AIA (**)	-	-	(49,960)
Cash contribution from AIA	-	-	496
Fair value adjustments (***)	-	-	(1,506,867)
Remeasurement of defined benefit obligations net for income tax	165	14	(292)
	(1,324,731)	(1,344,008)	(1,344,022)

(*) This consists mainly in change in participations in Italian subsidiaries, see Note 24 f).

(**) This corresponds to distributions of dividends in kind from AIA to its former shareholder.

(***) This corresponds to the fair value of the contribution in shares (see footnote 1 in note 24.a) above), as the subsidiaries contributed were retroactively combined in the combined financial statements as of December 31, 2016.

Schedule of movements of the reserve of other comprehensive income
	Currency translation adjustments	Remeasurement of defined benefit obligations (*)	Share of other comprehensive income from associates	Income Tax effect (*)	Transfer from shareholders equity – currency translation differences	Total

Balances at January 1, 2018	(241,091)	123	(39,611)	(57)	63,402	(217,234)
Continuing operations
Other comprehensive income (loss) for the year	(160,353)	207	(1,150)	(42)	-	(161,338)
For the year ended December 31, 2018	(401,444)	330	(40,761)	(99)	63,402	(378,572)
Balances at January 1, 2017	(212,080)	106	(40,043)	(54)	63,402	(188,669)
Continuing operations
Other comprehensive income (loss) for the year	(29,011)	17	432	(3)	-	(28,565)
For the year ended December 31, 2017	(241,091)	123	(39,611)	(57)	63,402	(217,234)
Balances at January 1, 2016	(174,950)	489	(39,999)	(145)	58,218	(156,387)
Continuing operations
Other comprehensive income (loss) for the year	(37,414)	(383)	(44)	91	1,191	(36,559)
Discontinued operations
Other comprehensive income (loss) for the year	284	-	-	-	3,993	4,277
For the year ended December 31, 2016	(212,080)	106	(40,043)	(54)	63,402	(188,669)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

Schedule of movements of the non- controlling interest
	2018	2017	2016
At the beginning of the year	335,359	354,174	371,342
Adjustment on initial application of IAS 29	196,408	-	-
Adjustment on adoption of IFRS 9 (net of tax)	542	-	-
Adjusted balance at January 1, 2018	532,309	354,174	371,342
Shareholder contributions (*)	43,703	-	9,018
(Loss)/income for the year	(17,724)	3,400	(4,519)
Other comprehensive loss
Currency translation	(87,359)	3,426	(12,340)
Remeasurement of defined benefit obligations	137	9	(20)
Reserve for income tax	(25)	(5)	5
	(87,247)	3,430	(12,355)
Changes in non-controlling interest
Discontinued operations	-	-	311
Changes in the participations –acquisitions (**) (***)	(32,442)	197	-
Changes in the participations – sales (****)	29,611	-	-
Dividends approved	(13,757)	(25,842)	(9,623)
	(16,588)	(25,645)	(9,312)
Non-controlling interest at the end of the year	454,453	335,359	354,174

(*) Corresponds to contributions made by the non-controlling interest in Inframerica Concessionária do Aeroporto de Brasilia S.A.

(**) On February 19, 2018, CAI purchased an additional 4.568% (850,235 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Pisa, for a purchase price of €15.80 per share, paying a total amount of € 13,434 (approximately USD 16,513). As a result of the acquisition, CAI holds approximately 55.698% of Toscana Aeroporti’s share capital.

(***) On June 25, 2018, CAI purchased an additional 6.58% (1,225,275 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Cassa di Risparmio di Firenze, for a purchase price of €16.50 per share, paying a total amount of € 20,200 (approximately USD 24,218). The contract also provides an earn out for a maximum amount of € 3.4 million which, considering the remote probabilities, was not recognized. As a result of the acquisition, CAI holds approximately 62.28% of Toscana Aeroporti’s share capital.

(****) On July 25, 2018, CAAP has entered into a share purchase agreement whereby CAAP would sell 25% of its wholly owned subsidiary Corporación America Italia S.p.A. (“CAI”) to Investment Corporation of Dubai (“ICD”), the principal investment arm of the Government of Dubai. On September 12, 2018, the aforementioned transaction was completed, DICASA sold 25% of the share capital of CAI to ICD, for a seller price of € 1,504.3 per share, receiving a total amount of € 48,890 (approximately USD 56,638). As a result of the sale, DICASA holds 75% of CAI’s share capital.